Intangible assets	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets

6. Intangible assets:

2022	Cost	Accumulated amortization	Net book Value

Ad Tech technology	$1,877,415	$1,439,351	$438,064
Kidoz OS technology	31,006	31,006	-
Customer relationship	1,362,035	652,642	709,393
	$3,270,456	$2,122,999	$1,147,457

2021	Cost	Accumulated amortization	Net book Value

Ad Tech technology	$1,877,415	$1,063,869	$813,546
Kidoz OS technology	31,006	29,283	1,723
Customer relationship	1,362,035	482,387	879,648
	$3,270,456	$1,575,539	$1,694,917

Amortization expense was $547,460 (2021 - $556,072 and 2020 - $556,073) for the year ended December 31, 2022.